SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Supplementary Consolidated Balance Sheets Information [Abstract]
Schedule of Other Current Assets

	June 30, 2023	December 31, 2022
	Unaudited	Audited

Governmental authorities	$4,343	$3,604
Prepaid expenses	8,650	6,404
Deferred charges	4,800	4,090
Advance payments to suppliers	2,409	2,418
Other	2,542	2,767

	$22,744	$19,283

Schedule of Other Current Liabilities
	June 30, 2023	December 31, 2022
	Unaudited	Audited

Payroll and related employee accruals	$12,163	$13,157
Governmental authorities *)	992	8,383
Other	1,198	751

	$14,353	$22,291

Schedule of Other Long-Term Liabilities
	June 30, 2023	December 31, 2022
	Unaudited	Audited

Governmental authorities *)	$-	$5,829
Other	181	159

	$181	$5,988